PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

4. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2023	2024
Buildings and plant	$906,293	$1,221,351
Machinery and equipment	2,020,209	2,939,696
Furniture, fixtures and equipment	124,283	159,058
Motor vehicles	3,219	3,564
Less: Accumulated depreciation	535,159	703,980
Less: Impairment of fixed assets	—	170,565
Property, plant and equipment, net	$2,518,845	$3,449,124
Construction in process	1,107,578	52,534
Less: Impairment of construction in process	—	2,448
Total	$3,626,423	$3,499,210

Depreciation expense was $107.1 million, $148.9 million and $206.4 million for the years ended December 31, 2022, 2023 and 2024, respectively.